Portfolio of Investments (unaudited)
As of December 31, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —169.7%
ALABAMA—2.9%
Black Belt Energy Gas District, VRDN, Series A, 4.00%, 12/01/2052(a)	$3,000,000	$ 3,070,120
Mobile County Industrial Development Authority, Series A, 5.00%, 06/01/2054	1,000,000	954,411
Total Alabama		4,024,531
ALASKA—1.3%
Alaska Railroad Corp.
(AG), 5.50%, 10/01/2045	450,000	478,050
(AG), 5.50%, 10/01/2054	1,250,000	1,303,722
Total Alaska		1,781,772
ARIZONA—3.5%
Arizona Industrial Development Authority
Series A, 7.75%, 07/01/2050(b)(c)	725,000	17,038
Series B, 5.13%, 01/01/2059	73,102	55,416
Series D, 0.00%, 01/01/2059	58,051	8,740
Maricopa County Industrial Development Authority
Series A, 3.00%, 09/01/2051	1,000,000	708,684
Series A, 5.50%, 07/01/2060	1,000,000	1,001,322
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/2047	3,000,000	3,078,215
Total Arizona		4,869,415
ARKANSAS—2.7%
City of Osceola, VRDN, 5.50%, 04/01/2036(a)	1,165,000	1,165,000
Little Rock School District, (BAM), (ST AID WITHHLDG), Series A, 3.00%, 02/01/2050	3,500,000	2,610,869
Total Arkansas		3,775,869
CALIFORNIA—15.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, (AG), Series B, 4.50%, 07/01/2054	500,000	480,806
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,500,000	1,593,812
California Infrastructure & Economic Development Bank, VRDN, Series B, 12.00%, 01/01/2065(a)(b)	935,000	691,900
California Municipal Finance Authority
Series 2025-1, 3.54%, 02/20/2041(a)	3,974,827	3,512,332
Series A, 4.33%, 11/20/2040(a)	1,248,314	1,184,395
California Statewide Communities Development Authority, VRDN, Series Q, 6.50%, 05/01/2049(a)	3,716,844	4,025,447
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(b)	550,000	486,862
Golden State Tobacco Securitization Corp., Series B-20.00%, 06/01/2066(d)	40,820,000	3,986,061
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2057(b)(d)	3,900,000	241,868
0.00%, 06/01/2057(b)(d)	2,500,000	124,142
Shares or Principal Amount		Value

Los Angeles Department of Water & Power
(BAM), Series A, 5.00%, 07/01/2053	$500,000	$ 517,685
(BAM), Series A, 5.00%, 07/01/2055	250,000	258,281
Palomar Health, 5.00%, 11/01/2030	3,335,000	3,326,974
Tobacco Securitization Authority of Southern California
0.00%, 06/01/2046(d)	3,015,000	436,818
0.00%, 06/01/2046(d)	3,235,000	536,389
Total California		21,403,772
COLORADO—5.3%
Colorado Educational & Cultural Facilities Authority
5.00%, 12/15/2045(b)	500,000	484,927
5.25%, 07/01/2046(b)	500,000	495,397
Colorado Health Facilities Authority
8.00%, 08/01/2043	1,660,000	1,050,616
5.00%, 12/01/2054(b)	525,000	370,125
Series A, 5.00%, 11/01/2044	1,465,000	1,493,694
Series A, 5.25%, 05/15/2048	1,000,000	1,010,074
Series A, 6.25%, 12/01/2050(b)	505,000	353,466
Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	655,000	634,279
Public Authority for Colorado Energy
6.25%, 11/15/2028	565,000	596,729
6.50%, 11/15/2038	750,000	905,544
Total Colorado		7,394,851
DISTRICT OF COLUMBIA—1.9%
District of Columbia, 5.00%, 06/01/2050	760,000	716,314
Metropolitan Washington Airports Authority Aviation Revenue, Series A, 4.50%, 10/01/2053	2,000,000	1,906,261
Total District of Columbia		2,622,575
FLORIDA—13.7%
Capital Projects Finance Authority
Series A-1, 5.00%, 06/01/2049(b)	105,000	97,625
Series A-1, 5.00%, 11/01/2058	1,000,000	936,081
Capital Trust Authority
Series A, 6.00%, 06/15/2054(b)	205,000	207,573
Series A, 6.13%, 06/15/2060(b)	325,000	329,575
City of Tampa
Series A, 0.00%, 09/01/2049(d)	3,000,000	893,749
Series A, 0.00%, 09/01/2053(d)	1,700,000	409,003
City of Venice, Series B-2, 4.50%, 01/01/2030(b)	305,000	305,619
Florida Development Finance Corp.
(AG), 5.25%, 07/01/2053	800,000	786,492
Series A, 4.00%, 12/15/2051(b)	1,680,000	1,376,385
Greater Orlando Aviation Authority, Series A, 5.00%, 10/01/2049	5,120,000	5,153,612
Hillsborough County Industrial Development Authority, Series A, 3.50%, 08/01/2055	6,875,000	5,204,884
Orange County Health Facilities Authority, 4.00%, 10/01/2052	3,750,000	3,262,028
Total Florida		18,962,626

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
GEORGIA—6.3%
Development Authority of Burke County, VRDN, 2.60%, 11/01/2052(a)	$200,000	$ 200,000
Georgia Housing & Finance Authority, Series A, 4.70%, 12/01/2055	1,000,000	997,281
Municipal Electric Authority of Georgia
(BAM), Series A, 5.00%, 01/01/2056	5,000,000	5,007,165
(BAM), Series A, 5.00%, 01/01/2063	2,500,000	2,501,259
Total Georgia		8,705,705
IDAHO—2.3%
Idaho Health Facilities Authority, Series A, 3.00%, 03/01/2051	4,630,000	3,198,979
ILLINOIS—11.5%
Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2046	905,000	878,820
(BAM), 5.75%, 04/01/2048	4,000,000	4,225,336
Chicago O'Hare International Airport, Series A, 5.00%, 01/01/2053	3,020,000	3,016,777
Illinois Finance Authority
VRDN, 4.80%, 12/01/2043(a)(b)	1,500,000	1,548,352
Series A, 5.00%, 08/15/2051	4,355,000	4,384,259
Metropolitan Pier & Exposition Authority, (BAM), Series B0.00%, 12/15/2054(d)	8,000,000	1,943,842
Total Illinois		15,997,386
INDIANA—0.2%
Indiana Finance Authority, Series A, 5.00%, 07/01/2059	350,000	347,285
IOWA—0.9%
Iowa Finance Authority
Series A, 4.00%, 05/15/2053	1,000,000	769,031
Series A, 5.13%, 05/15/2059	500,000	462,317
Total Iowa		1,231,348
LOUISIANA—3.9%
Greater Ouachita Water Co., (BAM), 4.50%, 09/01/2053	1,000,000	951,737
Louisiana Public Facilities Authority
5.50%, 09/01/2059	2,000,000	2,019,420
Series A, 5.00%, 07/01/2047	2,500,000	2,510,784
Total Louisiana		5,481,941
MARYLAND—0.7%
Maryland Economic Development Corp.
Series A-1, 5.00%, 06/01/2038	460,000	488,587
Series A-1, 5.00%, 06/01/2039	500,000	526,685
Total Maryland		1,015,272
MINNESOTA—4.1%
City of Apple Valley
Series B, 5.00%, 01/01/2047	715,000	391,697
Series D, 7.00%, 01/01/2037	685,000	356,187
Series D, 7.25%, 01/01/2052	1,035,000	454,088
City of Hayward, 5.75%, 02/01/2044	500,000	347,987
City of Minneapolis
5.00%, 11/01/2035	220,000	219,983
5.25%, 11/01/2045	850,000	805,019
Shares or Principal Amount		Value

City of Rochester, Series A, 6.88%, 12/01/2048	$1,220,000	$ 1,220,597
City of St. Cloud, Series A, 5.00%, 04/01/2046	375,000	303,620
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Series A, 5.50%, 07/01/2038(b)	240,000	241,398
JPMorgan Chase Putters/Drivers Trust, VRDN, 2.87%, 03/20/2027(a)(b)	1,400,000	1,400,000
Total Minnesota		5,740,576
MISSISSIPPI—1.9%
Mississippi Business Finance Corp., VRDN, Series A, 4.45%, 11/01/2032(a)	2,670,000	2,670,000
NEW HAMPSHIRE—5.1%
New Hampshire Business Finance Authority
Series 2, 4.16%, 10/01/2051(a)	1,982,649	1,964,937
Series 2, 3.63%, 08/20/2039	988,761	949,298
Series 2025-2, 4.22%, 11/20/2042(a)	1,993,138	1,944,647
Series 2025-2, 4.22%, 11/20/2042(a)	996,569	941,308
Series A, 5.25%, 07/01/2048	1,250,000	1,253,694
Total New Hampshire		7,053,884
NEW JERSEY—2.1%
New Jersey Health Care Facilities Financing Authority, Series A, 5.00%, 07/01/2043	2,500,000	2,511,091
New Jersey Housing & Mortgage Finance Agency, (FHA), (GNMA), Series B, 5.25%, 12/20/2065	425,000	460,937
Total New Jersey		2,972,028
NEW YORK—28.4%
Empire State Development Corp., Series C, 3.00%, 03/15/2048	1,000,000	760,046
Metropolitan Transportation Authority, Series 2025A, 4.63%, 11/15/2050	1,500,000	1,469,018
New York City Housing Development Corp.
Series A, 4.85%, 11/01/2053	500,000	500,547
Series A, 5.00%, 05/01/2063	2,000,000	2,012,382
New York Liberty Development Corp., (BAM), Series A, 2.88%, 11/15/2046	7,000,000	5,138,886
New York State Dormitory Authority
5.25%, 10/01/2049	100,000	101,277
(AG), Series A, 3.00%, 09/01/2050	5,600,000	4,081,383
New York State Thruway Authority, Series C, 5.00%, 03/15/2053	2,800,000	2,872,032
New York Transportation Development Corp.
6.00%, 04/01/2035	500,000	551,036
6.00%, 06/30/2054	500,000	516,804
5.00%, 06/30/2060	4,000,000	3,886,511
5.38%, 06/30/2060	500,000	500,180
(BAM), 5.38%, 06/30/2060	5,200,000	5,283,363
Series A-P3, 5.00%, 07/01/2046	2,500,000	2,499,892
(AG), Series B, 0.00%, 12/31/2054(d)	750,000	485,240
State of New York Mortgage Agency Homeowner Mortgage Revenue
(SONYMA), Series 250, 4.90%, 10/01/2053	3,410,000	3,407,146
(SONYMA), Series 261, 4.65%, 10/01/2054	4,970,000	4,963,797

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
Suffolk Regional Off-Track Betting Corp., 6.00%, 12/01/2053	$200,000	$ 202,953
Westchester County Local Development Corp., (AG), 5.75%, 11/01/2048	200,000	216,729
Total New York		39,449,222
NORTH CAROLINA—0.6%
North Carolina Medical Care Commission, Series A, 5.13%, 10/01/2054	790,000	788,753
OHIO—5.3%
Buckeye Tobacco Settlement Financing Authority
Series A-2, 4.00%, 06/01/2048	3,000,000	2,590,103
Series B-2, 5.00%, 06/01/2055	2,500,000	2,023,657
Columbus Regional Airport Authority, Series A, 5.50%, 01/01/2050	2,575,000	2,719,639
Total Ohio		7,333,399
OREGON—3.4%
Port of Portland Airport Revenue, Series 28, 5.00%, 07/01/2052	1,825,000	1,844,447
Union County Hospital Facility Authority, 5.00%, 07/01/2047	500,000	497,123
Washington County School District No. 13 Banks, (SCH BD GTY), Series A, 0.00%, 06/15/2051(d)	8,505,000	2,391,973
Total Oregon		4,733,543
PENNSYLVANIA—8.3%
Montgomery County Higher Education & Health Authority
Series A, 5.00%, 09/01/2043	3,515,000	3,565,269
(AG), Series B, 4.00%, 05/01/2056	3,500,000	3,025,699
Pennsylvania Housing Finance Agency, Series 148A, 4.80%, 10/01/2055	3,000,000	2,946,092
Pennsylvania Turnpike Commission, Series C, 3.00%, 12/01/2051	1,550,000	1,150,356
Philadelphia Authority for Industrial Development, Series A, 5.00%, 06/01/2040	780,000	783,856
Total Pennsylvania		11,471,272
PUERTO RICO—7.3%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	5,315,273	5,170,056
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 0.00%, 07/01/2051(d)	19,613,000	4,906,457
Total Puerto Rico		10,076,513
RHODE ISLAND—0.8%
Rhode Island Health & Educational Building Corp.
(AG), Series A, 5.00%, 07/01/2060	1,000,000	1,002,912
(AG), Series B, 5.63%, 07/01/2065	100,000	103,069
Total Rhode Island		1,105,981
Shares or Principal Amount		Value

SOUTH CAROLINA—0.1%
South Carolina Jobs-Economic Development Authority, 5.75%, 11/15/2054	$150,000	$ 153,442
TENNESSEE—0.6%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	450,000	451,165
Shelby County Health & Educational Facilities Board, Series A1, 5.25%, 06/01/2056(b)	375,000	361,915
Total Tennessee		813,080
TEXAS—12.4%
Arlington Higher Education Finance Corp.
Series A, 5.00%, 08/15/2049	420,000	395,235
Series A, 5.00%, 08/15/2054	1,200,000	1,109,813
Clifton Higher Education Finance Corp.
(PSF-GTD), Series A, 5.25%, 02/15/2049	325,000	338,639
Series A, 6.00%, 06/15/2054(b)	200,000	185,550
Dallas Fort Worth International Airport, Series A-1, 5.25%, 11/01/2045	1,000,000	1,054,520
New Hope Cultural Education Facilities Finance Corp.
Series A-1, 5.00%, 07/01/2051	135,000	121,838
Series B, 4.75%, 07/01/2051	160,000	120,000
Series C, 5.50%, 07/01/2046(c)	1,250,000	625,000
Series C, 5.75%, 07/01/2051(c)	1,000,000	500,000
Series D, 7.00%, 07/01/2051(c)	1,350,000	270,000
Newark Higher Education Finance Corp., (PSF-GTD), Series A, 4.38%, 08/15/2059	4,000,000	3,881,063
Port of Port Arthur Navigation District, VRDN, 2.57%, 04/01/2040(a)	800,000	800,000
Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 01/01/2054(a)	2,250,000	2,501,054
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	5,485,000	5,349,687
Total Texas		17,252,399
UTAH—0.4%
Downtown Revitalization Public Infrastructure District, (AG), Series B, 5.50%, 06/01/2050	500,000	533,540
VIRGINIA—1.8%
Virginia Housing Development Authority, Series A, 4.75%, 09/01/2060	2,500,000	2,434,500
WASHINGTON—3.7%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	900,000	922,000
Washington State Housing Finance Commission
6.38%, 07/01/2063(b)	1,625,000	1,742,914
Series 2025-1, 4.08%, 11/20/2041(a)	1,495,255	1,438,415
(BAM), Series A, 5.25%, 07/01/2064(b)	1,000,000	1,001,612
Total Washington		5,104,941
WEST VIRGINIA—0.2%
West Virginia Economic Development Authority, VRDN, 5.45%, 01/01/2055(a)(b)	230,000	244,784

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN—10.7%
Public Finance Authority
5.00%, 12/15/2036(b)	$423,852	$ 419,838
6.25%, 02/01/2039(b)	3,040,000	3,095,626
5.00%, 06/15/2049	500,000	486,176
7.00%, 12/01/2050(b)	380,000	304,000
5.00%, 02/01/2054	315,000	300,903
5.50%, 06/15/2055	400,000	399,510
5.25%, 11/15/2061	1,000,000	1,004,325
5.00%, 02/01/2064	935,000	873,631
5.25%, 06/15/2065	400,000	377,320
5.40%, 06/15/2065	665,000	643,073
Series 2025, 5.75%, 06/30/2060	2,500,000	2,579,826
Series 2025, 5.75%, 12/31/2065	2,500,000	2,574,191
Series 2025A, 5.25%, 06/15/2045	235,000	243,412
Series 2025A, 5.25%, 06/15/2050	250,000	255,663
Series A, 5.50%, 09/01/2030(b)	100,000	104,711
Series A, 5.25%, 06/01/2054	485,000	489,307
Series A, 5.25%, 06/15/2054	700,000	700,053
Total Wisconsin		14,851,565
Total Municipal Bonds		235,596,749
WARRANTS—0.0%
UNITED STATES—0.0%
Desertxpress Enterprises LLC(e)	18,300	–
Total Warrants		–
SHORT-TERM INVESTMENT—0.2%
BlackRock Liquidity Funds MuniCash, Institutional shares	228,578	228,600
Total Short-Term Investment		228,600
Total Investments (Cost $236,509,927)—169.9%		235,825,349
Preferred Stock at Liquidation Value—(71.3%)		(99,000,000)
Other Assets in Excess of Liabilities—1.4%		1,996,021
Net Assets—100.0%		$138,821,370

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	Zero coupon bond.
(e)	Non-income producing security.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5